SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES (Policies)
Consolidation

The consolidated financial statements of the Corporation include the accounts of its subsidiaries. Subsidiaries are those entities over which the Group has control. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

-	power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);

-	exposure, or rights, to variable returns from its involvement with the investee; and

-	The ability to use its power over the investee to affect its returns.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the cost of acquisition is recorded as goodwill. If the cost of acquisition is less than fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of profit or loss.

The assets, liabilities, income and expenses of subsidiary companies are consolidated on a line by line basis and the carrying value of investments held by the Holding Company is eliminated against the subsidiaries’ shareholders’ equity in the consolidated financial statements.

All intra-group transactions, balances, income, expenses and unrealized gains and losses on transactions between Group companies are eliminated in full.

Subsidiaries have same reporting period as that of the Holding Company. The accounting policies of subsidiaries have been same with the holding parent company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Intercompany balances and transactions have been eliminated on consolidation.

Financial instruments

The Corporation has classified its cash, trade accounts receivable and other receivables as “loans and receivables”, and its trade accounts payable, accrued liabilities, “other financial liabilities”.

The Corporation must classify the fair value measurements of financial instruments according to a three-level hierarchy, based on the type of inputs used in making these measurements. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Financial assets

The Corporation initially recognizes receivables on the date that they are originated. Receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

The Corporation derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Financial assets and liabilities are offset, and the net amount presented in the consolidated statements of financial position when, and only when, the Corporation has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Financial liabilities

The Corporation initially recognizes other financial liabilities on the trade date at which the Corporation becomes a party to the contractual provisions of the instrument. Other financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

The Corporation derecognizes a financial liability when its contractual obligations are discharged, cancelled or expired. Interest, losses and gains relating to a financial liability are recognized in the statement of operations and comprehensive loss.

IFRS 9 – Financial Instruments (“IFRS 9”) ultimately replaces IAS 39 – Financial Instruments: Recognition and Measurement (“IAS 39”), with the objective of improving and simplifying the reporting for financial instruments.

In July 2014, the IASB issued the final version of IFRS 9, Financial Instruments (IFRS 9). IFRS 9 supersedes IAS 39, IFRIC 9 and earlier versions of IFRS 9. This standard provides guidance on the classification and measurement of financial liabilities and the presentation of gains and losses on financial liabilities designated at fair value through profit and loss. When an entity elects to measure a financial liability at fair value, gains or losses due to changes in the credit risk of the instrument must be recognized in other comprehensive income.

This standard was effective for annual periods beginning on or after January 1, 2018 with earlier adoption permitted. The Corporation has implemented this standard yet there is no impact of the adoption of this standard on its consolidated financial statements.

Share capital	Common shares are classified as equity. Incremental costs attributable to the issuance of common shares are recognized as an increase to deficit.
Account Receivable

Accounts receivable consists of trade receivables. Sales allowance for expected credit losses is recorded against trade receivables and is based on historical experience. The company has zero, zero and $4,000 trade receivables as of December 31, 2021, 2020 and 2019, respectively and no sales allowance was recorded during those three years.

Inventories

Inventory consists primarily of finished goods held for sale and materials and are carried at the lower of first-in, first-out cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less selling expenses.

Property and equipment

Property and equipment are measured at cost, less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment. When parts of an item of property and equipment have significantly different useful lives, they are accounted for as separate items (major components) of property and equipment. Gains and losses on disposal of an item of property and equipment are recognized as the difference in the proceeds from disposal and the carrying amount of property and equipment.

The cost of replacing a part of an item of property and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Corporation, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property and equipment are recognized in the statement of operations and comprehensive loss.

Depreciation is calculated on the depreciable amount, which is the cost of an asset less its residual value. Depreciation is recognized on a straight-line basis over the estimated useful lives of each component of an item of property and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are represented by the following estimated useful lives:

Asset Classification	Useful life

Laboratory equipment	5 years
Computer equipment	3 years
Office equipment and fixtures	5 years

Depreciation methods, useful lives and residual values are reviewed on an ongoing basis and adjusted if appropriate.

Research and development expenditures

Expenditures on research activities, net of research tax credits, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, as well as demonstrating product efficacy and regulatory compliance prior to launch, are expensed in the statement of comprehensive earnings (loss) as incurred. Development activities, net of research tax credits, involve a plan or design to produce new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically, and commercially feasible, future economic benefits are probable, and the Corporation intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are recognized in research and development expenses as incurred.

Amortization	Amortization is calculated on the cost of the asset, less its residual value. Amortization methods, useful lives and residual values are reviewed on an ongoing basis and adjusted if appropriate.
Impairment

Indefinite lived intangibles are subject an assessment for impairment at each reporting date.

Financial assets impairment

Financial assets are assessed at each reporting date to determine whether there is objective evidence that they are impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably. Objective evidence that financial assets are impaired can include default or delinquency by a debtor, restructuring of an amount due to the Corporation on terms that the Corporation would not consider otherwise, and indications that a debtor or issuer will enter bankruptcy. In assessing impairment, the Corporation uses historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

An impairment loss in respect of a financial asset measured at amortized cost is calculated and recognized for the amount by which the asset’s carrying amount exceeds the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed.

Non-financial assets impairment

The carrying amounts of the Corporation’s non-financial assets, including property and equipment, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit, CGU or segment”).

The Corporation’s corporate assets do not generate separate cash inflows. If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses recognized in respect of CGUs are allocated to reduce the carrying amounts of the assets in the CGU on a pro rata basis. Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Revenue recognitions

Revenue from product sales is recognized when the product has been delivered and obligations as defined in the agreement are performed. Collaboration agreements that include multiple deliverables are considered to be multiple-element arrangements. Under this type of arrangement, the identification of separate units of accounting is required and revenue is allocated among the separate units based on their relative fair values.

Payments received under a collaboration agreement may include upfront payments, milestone payments, sale of goods, royalties and license fees. Revenue for each unit of accounting is recorded as described below:

Upfront payments

Upfront payments are deferred and recognized as revenue on a systematic basis over the estimated service period. Changes in estimates are recognized prospectively when changes to the expected term are determined.

Milestone payments

Revenue subject to the achievement of milestones is recognized only when the specified events have occurred, and collectability is reasonably assured.

Specifically, the criteria for recognizing milestone payments are that (i) the milestone is substantive in nature, (ii) the achievement was not reasonably assured at the inception of the agreement, and (iii) the Corporation has no further involvement or obligation to perform associated with the achievement of the milestone, as defined in the related collaboration arrangement.

The company does not have any upfront payments, milestone payments or license revenue for the years ended December 31, 2021, 2020 and 2019.

IFRS 15, Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers, which establishes principles for reporting the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. It provides a single model in order to depict the transfer of promised goods or services to customers.

IFRS 15 supersedes the following standards: IAS 11, Construction Contracts, IAS 18, Revenue, IFRIC 13, Customer Loyalty Programs, IFRIC 15, Agreements for the Construction of Real Estate, IFRIC 18, Transfers of Assets from Customers, and SIC-31, Revenue – Barter Transactions Involving Advertising Service.

The core principle of IFRS 15 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services.

IFRS 15 also includes a cohesive set of disclosure requirements that would result in an entity providing comprehensive information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts with customers.

The Corporation has adopted this standard in these financial statements yet determined that there is no impact on reported results of operations from its implementation.

Sale of goods

Revenue from the sale of goods is recognized when the Corporation has transferred to the buyer the significant risks and rewards of ownership of the goods, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably.

Foreign currency

Monetary assets and liabilities of the Corporation’s Canadian and US subsidiaries denominated in currencies other than the US dollar are translated at the rates of exchange at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Income and expenses denominated in foreign currencies are translated at the average rate prevailing during the year.

Foreign exchange loss and gain are reported on a net basis, within finance costs or finance income.

Research tax credits

Until the corporation re-domiciled from Canada to the commonwealth of Bahamas in 2015, it is entitled to scientific research and experimental development tax credits (“research tax credits”) granted by the Canadian federal government and the government of the province of Québec. Federal research tax credits, which are non-refundable, are earned on qualified research and development expenditures and can only be used to offset federal income taxes otherwise payable. Provincial research tax credits, which are refundable, are earned on qualified research and development expenditures incurred in the province of Québec.

These research tax credits are recognized as a reduction of research and development expenditures in the period in which they become receivable, provided that there is reasonable assurance that they will be received.

Stock-based compensation

The grant date fair value of stock-based compensation awards granted to employees, consultants and directors is recognized as an expense, with a corresponding increase in equity, over the period that the employees, consultants or directors unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service at the vesting date.

The fair value of the stock options is measured using the binomial pricing model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historic volatility), weighted average expected life of the instruments (based on historical experience and general option holder behavior), expected dividends, and the risk-free interest rate (based on government bonds). Service conditions attached to the transactions are not taken into account in determining fair value.

Share based payment arrangements in which the Corporation receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payment transactions.

Employee benefits

Short-term employee benefits obligations are measured on an undiscounted basis and are expensed as the related service is provided.

In addition to their salaries, employees of the Corporation are covered by a benefit package which includes a health plan, dental plan, disability insurance, life insurance and worker compensation insurance coverage. Participation in this plan is paid by the Corporation in full. Any employee that elects to extend the coverage to members of their family must pay the additional premium.

Operating lease

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed. We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods.

Income taxes

Income tax expense comprises current and deferred taxes. Current tax and deferred tax are recognized in the statement of operations and comprehensive loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss of the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Earnings per share

Basic earnings per share are determined using the weighted average number of common shares outstanding during the period. Diluted earnings per share are computed in a manner consistent with basic earnings per share, except that the weighted average shares outstanding are increased to include additional shares from the assumed exercise of options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding options were exercised, and that the proceeds from such exercises as well as the assumed proceeds from future services were used to acquire shares of common stock at the average market price during the reporting period.

Provisions

A provision is recognized if, because of a past event, the Corporation has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Onerous contracts

A provision for onerous contracts is recognized when the expected benefits to be derived by the Corporation from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Corporation recognizes any impairment loss on the assets associated with that contract.

Reclassifications

Certain amounts in the consolidated financial statements for the prior years have been reclassified to conform to the current year presentation. These reclassifications had no impact on net earnings, financial position, or cash flows.